Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Other Income Expenses [Abstract]
Net loss on sale of property and equipment	$ (52)		$ (1)
Net gain on sale of subsidiary	25
Net loss on transfer of investment	(734)
IPO expenses and IPO related bonuses	(2,862)	$ (2,169)
Transaction costs	(8,550)	129	67
Other	(333)	0	0
Other income/(expenses)	$ (12,506)	$ (2,040)	$ 66